Business Operations - Additional Information (Detail) (Accounts Receivable [Member], Concentration of credit risk [Member], Affiliated Entity [Member])	12 Months Ended
Dec. 31, 2013
Accounts Receivable [Member] | Concentration of credit risk [Member] | Affiliated Entity [Member]
Concentration Risk [Line Items]
Concentration of credit risk to affiliates of parent company	83.00%